Balances and Transactions with Related Parties - Summary of Future undiscounted debt flows (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Estimates of undiscounted cash flows for loans payable
Current Borrowings, Undiscounted Cash Flows	$ 174,942,492	$ 455,682,403
Noncurrent Borrowings, Undiscounted Cash Flows	1,161,739,184	1,303,644,954
One to three months
Estimates of undiscounted cash flows for loans payable
Current Borrowings, Undiscounted Cash Flows	8,618,400	257,881,985
Three Months to Twelve Months
Estimates of undiscounted cash flows for loans payable
Current Borrowings, Undiscounted Cash Flows	166,324,092	197,800,418
One to Two Years
Estimates of undiscounted cash flows for loans payable
Noncurrent Borrowings, Undiscounted Cash Flows	170,807,846	170,731,408
Two to Three Years
Estimates of undiscounted cash flows for loans payable
Noncurrent Borrowings, Undiscounted Cash Flows	166,767,908	166,699,893
Three to Four Years
Estimates of undiscounted cash flows for loans payable
Noncurrent Borrowings, Undiscounted Cash Flows	162,727,969	162,668,379
Four to Five Years
Estimates of undiscounted cash flows for loans payable
Noncurrent Borrowings, Undiscounted Cash Flows	18,458,990	158,636,864
More Than Five Years
Estimates of undiscounted cash flows for loans payable
Noncurrent Borrowings, Undiscounted Cash Flows	$ 642,976,471	$ 644,908,410
Loan Payable | Enel Finance International NV | NETHERLANDS
Estimates of undiscounted cash flows for loans payable
Nominal Interest Rate	2.89%	3.30%
Current Borrowings, Undiscounted Cash Flows	$ 174,942,492	$ 455,682,403
Noncurrent Borrowings, Undiscounted Cash Flows	1,161,739,184	1,303,644,954
Loan Payable | Enel Finance International NV | NETHERLANDS | One to three months
Estimates of undiscounted cash flows for loans payable
Current Borrowings, Undiscounted Cash Flows	8,618,400	257,881,985
Loan Payable | Enel Finance International NV | NETHERLANDS | Three Months to Twelve Months
Estimates of undiscounted cash flows for loans payable
Current Borrowings, Undiscounted Cash Flows	166,324,092	197,800,418
Loan Payable | Enel Finance International NV | NETHERLANDS | One to Two Years
Estimates of undiscounted cash flows for loans payable
Noncurrent Borrowings, Undiscounted Cash Flows	170,807,846	170,731,408
Loan Payable | Enel Finance International NV | NETHERLANDS | Two to Three Years
Estimates of undiscounted cash flows for loans payable
Noncurrent Borrowings, Undiscounted Cash Flows	166,767,908	166,699,893
Loan Payable | Enel Finance International NV | NETHERLANDS | Three to Four Years
Estimates of undiscounted cash flows for loans payable
Noncurrent Borrowings, Undiscounted Cash Flows	162,727,969	162,668,379
Loan Payable | Enel Finance International NV | NETHERLANDS | Four to Five Years
Estimates of undiscounted cash flows for loans payable
Noncurrent Borrowings, Undiscounted Cash Flows	18,458,990	158,636,864
Loan Payable | Enel Finance International NV | NETHERLANDS | More Than Five Years
Estimates of undiscounted cash flows for loans payable
Noncurrent Borrowings, Undiscounted Cash Flows	$ 642,976,471	$ 644,908,410